Advances to joint ventures (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Investments in and Advances to Affiliates [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2016	2015
Current portion of advances to joint ventures	$6,275	$7,130
Long-term advances to joint ventures	943	6,861
Advances/shareholder loans to joint ventures	$7,218	$13,991